FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Weighted average cost of capital measurement			24.20%
Cash flow projections of long-term growth rates			3.00%
Lavie Bio Ltd
Disclosure of detailed information about financial instruments [line items]
Provision for doubtful accounts		$ 50
Amount from redeem SAFE	$ 10,000
Casterra Ag Ltd. [Member]
Disclosure of detailed information about financial instruments [line items]
Provision for doubtful accounts			$ 819